Derivatives And Hedging Activities (Gains And Losses On Derivative Instruments) (Details) (PGE Corporation And Utility [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
PGE Corporation And Utility [Member]
Unrealized (loss) gain - regulatory assets and liabilities	$ 21	[1]	$ (260)	[1]	$ 15	[1]
Realized loss-cost of electricity	(558)	[2]	(573)	[2]	(701)	[2]
Realized loss-cost of natural gas	(106)	[2]	(79)	[2]	(54)	[2]
Total commodity risk instruments	$ (643)		$ (912)		$ (740)

[1]	Unrealized gains and losses on commodity risk-related derivative instruments are recorded to regulatory assets or liabilities, rather than recorded to the Consolidated Statements of Income. These amounts exclude the impact of cash collateral postings.
[2]	These amounts are fully passed through to customers in rates. Accordingly, net income was not impacted by realized amounts on these instruments.